John Hancock

Investors Trust

Quarterly portfolio holdings 7/31/19

Fund’s investments

As of 7-31-19 (unaudited)

	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 4.1% (2.6% of Total investments) (Cost $6,368,827)					$6,464,973
U.S. Government Agency 4.1%					6,464,973

Federal National Mortgage Association
30 Yr Pass Thru	4.000	12-01-40		1,692,670	1,806,470
30 Yr Pass Thru	4.000	09-01-41		1,474,179	1,560,391
30 Yr Pass Thru	4.000	10-01-41		844,350	897,159
30 Yr Pass Thru	4.000	01-01-42		426,342	453,007
30 Yr Pass Thru	4.500	10-01-40		1,069,628	1,157,911
30 Yr Pass Thru	5.000	04-01-41		224,289	249,279
30 Yr Pass Thru	5.500	08-01-40		67,799	74,181
30 Yr Pass Thru	6.500	01-01-39		231,701	266,575
Foreign government obligations 0.8% (0.5% of Total investments) (Cost $1,320,000)					$1,309,907
Oman 0.8%					1,309,907

Oman Sovereign Sukuk SAOC Bond (A)(B)(C)	4.397	06-01-24		1,320,000	1,309,907
Corporate bonds 134.7% (86.9% of Total investments) (Cost $210,072,811)					$213,585,205
Communication services 28.1%					44,628,141

Diversified telecommunication services 5.8%
Altice France SA (A)(B)(C)	6.250	05-15-24		1,675,000	1,729,438
GCI LLC (A)(B)(C)	6.625	06-15-24		375,000	399,375
GCI LLC	6.875	04-15-25		935,000	982,919
Intelsat Connect Finance SA (A)(B)(C)	9.500	02-15-23		480,000	430,656
Intelsat Jackson Holdings SA (A)	8.500	10-15-24		735,000	733,236
Level 3 Financing, Inc. (B)(C)	5.250	03-15-26		1,365,000	1,421,306
Level 3 Financing, Inc. (B)(C)	5.625	02-01-23		825,000	835,725
Telecom Italia Capital SA	6.000	09-30-34		1,560,000	1,583,400
Turk Telekomunikasyon AS (A)(B)(C)	4.875	06-19-24		1,220,000	1,167,655
Entertainment 5.1%
AMC Entertainment Holdings, Inc. (B)(C)	6.125	05-15-27		1,450,000	1,298,656
Lions Gate Capital Holdings LLC (A)(B)(C)	5.875	11-01-24		1,095,000	1,141,538
Lions Gate Capital Holdings LLC (A)(B)(C)	6.375	02-01-24		1,600,000	1,678,000
Netflix, Inc. (B)(C)	4.875	04-15-28		1,245,000	1,286,241
Netflix, Inc. (B)(C)	5.875	11-15-28		1,220,000	1,337,425
Viacom, Inc. (C)	5.850	09-01-43		1,125,000	1,339,207
Media 12.0%
Altice Financing SA (A)(B)(C)	7.500	05-15-26		1,000,000	1,047,500
Altice Luxembourg SA (A)(B)(C)	7.750	05-15-22		755,000	771,044
Altice Luxembourg SA (A)	10.500	05-15-27		500,000	529,375
Cablevision Systems Corp.	8.000	04-15-20		1,000,000	1,031,250
CCO Holdings LLC (A)(B)(C)	5.000	02-01-28		1,630,000	1,672,869
CCO Holdings LLC	5.125	02-15-23		950,000	963,063
CCO Holdings LLC (A)(B)(C)	5.125	05-01-27		1,245,000	1,283,906
Cengage Learning, Inc. (A)(B)(C)	9.500	06-15-24		700,000	658,000
CSC Holdings LLC (A)(B)(C)	5.500	04-15-27		1,245,000	1,304,138
CSC Holdings LLC (A)(B)(C)	7.500	04-01-28		855,000	941,569
Diamond Sports Group LLC (A)	6.625	08-15-27		741,000	759,525
Grupo Televisa SAB (B)(C)	4.625	01-30-26		725,000	764,633
Grupo Televisa SAB	8.490	05-11-37	MXN	26,200,000	1,155,254
McGraw-Hill Global Education Holdings LLC (A)(B)(C)	7.875	05-15-24		1,100,000	987,250

2 JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
MDC Partners, Inc. (A)(B)(C)	6.500	05-01-24		1,955,000	$1,764,388
Myriad International Holdings BV (A)(B)(C)	4.850	07-06-27		1,445,000	1,557,025
Myriad International Holdings BV (A)	5.500	07-21-25		915,000	1,011,863
Time Warner Cable LLC (B)(C)	4.500	09-15-42		815,000	772,058
Wireless telecommunication services 5.2%
America Movil SAB de CV	6.450	12-05-22	MXN	10,370,000	512,684
Colombia Telecomunicaciones SA ESP (A)	5.375	09-27-22		1,000,000	1,007,510
Comunicaciones Celulares SA (A)	6.875	02-06-24		1,775,000	1,837,125
Sprint Communications, Inc. (B)(C)	6.000	11-15-22		935,000	993,438
Sprint Corp. (B)(C)	7.125	06-15-24		750,000	818,438
T-Mobile USA, Inc. (B)(C)	4.750	02-01-28		640,000	657,600
T-Mobile USA, Inc.	6.500	01-15-26		1,125,000	1,197,788
United States Cellular Corp.	6.700	12-15-33		1,195,000	1,264,071
Consumer discretionary 6.1%					9,653,159

Auto components 0.1%
Lear Corp. (B)(C)	5.250	01-15-25		210,000	217,698
Automobiles 0.6%
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (B)(C)(D)	6.500	09-30-28		1,000,000	974,960
Hotels, restaurants and leisure 2.6%
Eldorado Resorts, Inc.	6.000	09-15-26		590,000	637,200
GLP Capital LP	5.375	04-15-26		815,000	886,818
MGM Resorts International	6.000	03-15-23		395,000	428,575
Twin River Worldwide Holdings, Inc. (A)(B)(C)	6.750	06-01-27		750,000	781,875
Waterford Gaming LLC (A)(E)(F)	8.625	09-15-14		377,791	0
Wyndham Destinations, Inc. (B)(C)	6.350	10-01-25		1,190,000	1,302,812
Household durables 0.5%
William Lyon Homes, Inc.	6.000	09-01-23		720,000	725,400
Internet and direct marketing retail 1.5%
Expedia Group, Inc. (B)(C)	5.000	02-15-26		1,000,000	1,099,309
GrubHub Holdings, Inc. (A)	5.500	07-01-27		354,000	363,296
QVC, Inc.	5.950	03-15-43		1,000,000	968,866
Specialty retail 0.8%
Group 1 Automotive, Inc. (A)	5.250	12-15-23		1,240,000	1,266,350
Consumer staples 1.8%					2,864,588

Food and staples retailing 0.3%
Rite Aid Corp. (A)(B)(C)	6.125	04-01-23		550,000	464,063
Food products 1.0%
Darling Ingredients, Inc. (A)	5.250	04-15-27		550,000	571,555
Post Holdings, Inc. (A)(B)(C)	5.500	03-01-25		540,000	561,600
Post Holdings, Inc. (A)(B)(C)	5.625	01-15-28		510,000	524,663
Tobacco 0.5%
Reynolds American, Inc. (B)(C)	6.875	05-01-20		720,000	742,707
Energy 24.0%					38,106,443

Energy equipment and services 2.4%
Archrock Partners LP (B)(C)	6.000	10-01-22		1,185,000	1,201,294
CSI Compressco LP	7.250	08-15-22		1,635,000	1,471,500
CSI Compressco LP (A)	7.500	04-01-25		500,000	497,500
Tervita Corp. (A)	7.625	12-01-21		655,000	668,100

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST 3

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels 21.6%
Aker BP ASA (A)	4.750	06-15-24		380,000	$391,400
Andeavor Logistics LP	5.250	01-15-25		870,000	920,151
Blue Racer Midstream LLC (A)(B)(C)	6.125	11-15-22		1,230,000	1,231,538
Cheniere Corpus Christi Holdings LLC	5.875	03-31-25		995,000	1,094,600
Cheniere Corpus Christi Holdings LLC	7.000	06-30-24		800,000	910,016
Chesapeake Energy Corp. (B)(C)	7.500	10-01-26		1,325,000	1,040,125
Chesapeake Energy Corp. (B)(C)	8.000	06-15-27		925,000	740,000
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (D)	7.375	12-15-22		1,000,000	987,500
DCP Midstream Operating LP	5.375	07-15-25		1,600,000	1,698,032
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (A)(B)(C)	5.850	05-21-43		1,060,000	996,400
Denbury Resources, Inc. (A)(B)(C)	7.500	02-15-24		715,000	536,250
Diamondback Energy, Inc. (A)	4.750	11-01-24		930,000	955,296
Energy Transfer Operating LP (B)(C)	4.200	04-15-27		1,500,000	1,563,562
Kinder Morgan, Inc. (C)	5.550	06-01-45		500,000	578,585
Laredo Petroleum, Inc. (B)(C)	6.250	03-15-23		293,000	262,968
Marathon Petroleum Corp. (B)(C)	4.750	09-15-44		1,500,000	1,574,104
Oasis Petroleum, Inc. (A)(B)(C)	6.250	05-01-26		985,000	933,189
Odebrecht Offshore Drilling Finance, Ltd. (A)	6.720	12-01-22		169,628	166,238
Odebrecht Offshore Drilling Finance, Ltd. (7.720% Cash or 2.048% PIK) (A)	7.720	12-01-26		694,491	201,402
Odebrecht Oil & Gas Finance, Ltd. (A)(D)	5.683	09-02-19		100,959	1,111
Parkland Fuel Corp. (A)(B)(C)	5.875	07-15-27		1,150,000	1,183,063
Parsley Energy LLC (A)	5.375	01-15-25		370,000	374,647
Parsley Energy LLC (A)(B)(C)	5.625	10-15-27		590,000	609,175
PBF Holding Company LLC (B)(C)	7.250	06-15-25		455,000	476,613
Petrobras Global Finance BV (B)(C)	7.375	01-17-27		1,755,000	2,077,323
Petroleos Mexicanos (B)(C)	5.500	01-21-21		755,000	771,988
Petroleos Mexicanos	7.470	11-12-26	MXN	61,356,000	2,521,315
Phillips 66 Partners LP (B)(C)	4.900	10-01-46		1,585,000	1,709,585
Sabine Pass Liquefaction LLC (C)	5.000	03-15-27		1,000,000	1,090,283
Sabine Pass Liquefaction LLC (C)	5.875	06-30-26		610,000	694,423
Sunoco Logistics Partners Operations LP (C)	3.900	07-15-26		925,000	947,935
Tallgrass Energy Partners LP (A)(B)(C)	5.500	09-15-24		915,000	926,438
Targa Resources Partners LP (A)(B)(C)	6.500	07-15-27		1,300,000	1,415,401
The Oil and Gas Holding Company BSCC (A)(B)(C)	7.500	10-25-27		1,155,000	1,278,012
Whiting Petroleum Corp. (B)(C)	5.750	03-15-21		705,000	705,881
WPX Energy, Inc.	5.250	09-15-24		700,000	703,500
Financials 25.6%					40,583,699

Banks 15.1%
Banco BTG Pactual SA (A)	5.750	09-28-22		2,540,000	2,616,225
Banco de Credito del Peru (A)	4.850	10-30-20	PEN	3,405,000	1,038,455
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%) (A)	3.800	08-11-26		1,385,000	1,397,133
Bank of America Corp. (6.100% to 3-17-25, then 3 month LIBOR + 3.898%) (B)(C)(D)	6.100	03-17-25		1,385,000	1,511,451
Barclays PLC (7.750% to 9-15-23, then 5 Year U.S. Swap Rate + 4.842%) (D)	7.750	09-15-23		1,330,000	1,354,938
BBVA Bancomer SA (A)(B)(C)	6.500	03-10-21		870,000	912,630
BNP Paribas SA (7.000% to 8-16-28, then 5 Year U.S. Swap Rate + 3.980%) (A)(B)(C)(D)	7.000	08-16-28		1,205,000	1,300,641
Corp. Group Banking SA (A)	6.750	03-15-23		1,000,000	1,000,010

4 JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (A)(B)(C)(D)	7.875	01-23-24	865,000	$954,197
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(D)	8.125	12-23-25	1,495,000	1,732,071
Freedom Mortgage Corp. (A)(B)(C)	8.250	04-15-25	840,000	732,900
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year U.S. ISDAFIX + 3.606%) (C)(D)	6.500	03-23-28	2,015,000	2,100,638
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (C)(D)	6.875	06-01-21	760,000	792,680
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)(C)(D)	6.500	04-16-25	1,060,000	1,107,170
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)(C)(D)	6.750	02-01-24	1,500,000	1,663,793
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (D)	7.500	06-27-24	1,465,000	1,535,540
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (A)(D)	7.375	09-13-21	1,470,000	1,530,638
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (C)(D)	5.875	06-15-25	665,000	728,175
Capital markets 2.7%
Credit Suisse Group AG (7.250% to 9-12-25, then 5 Year U.S. Swap Rate + 4.332%) (A)(B)(C)(D)	7.250	09-12-25	1,500,000	1,605,000
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (A)(B)(C)(D)	7.500	07-17-23	1,100,000	1,168,750
Morgan Stanley (C)	5.750	01-25-21	1,000,000	1,047,805
The Goldman Sachs Group, Inc.	3.750	05-22-25	375,000	391,915
Consumer finance 4.6%
American Express Company (4.900% to 3-15-20, then 3 month LIBOR + 3.285%) (D)	4.900	03-15-20	1,300,000	1,307,423
Avation Capital SA (A)	6.500	05-15-21	1,730,000	1,777,575
Enova International, Inc. (A)	8.500	09-01-24	465,000	448,725
Enova International, Inc. (A)	8.500	09-15-25	1,200,000	1,155,000
Springleaf Finance Corp. (B)(C)	6.875	03-15-25	1,650,000	1,845,657
Springleaf Finance Corp.	7.125	03-15-26	725,000	814,266
Diversified financial services 0.7%
ASP AMC Merger Sub, Inc. (A)	8.000	05-15-25	835,000	567,800
Gogo Intermediate Holdings LLC (A)	9.875	05-01-24	500,000	516,265
Insurance 1.1%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24	1,200,000	1,201,500
Ardonagh Midco 3 PLC (A)(B)(C)	8.625	07-15-23	545,000	506,850
Mortgage real estate investment trusts 0.6%
Starwood Property Trust, Inc.	5.000	12-15-21	970,000	1,001,525
Thrifts and mortgage finance 0.8%
Quicken Loans, Inc. (A)	5.750	05-01-25	900,000	929,358
Stearns Holdings LLC (A)(E)	9.375	08-15-20	578,000	289,000
Health care 10.7%				16,902,139

Health care providers and services 8.1%
Centene Corp. (A)	5.375	06-01-26	1,000,000	1,056,250
DaVita, Inc. (B)(C)	5.000	05-01-25	975,000	955,520
DaVita, Inc. (B)(C)	5.125	07-15-24	1,145,000	1,149,294
Encompass Health Corp. (B)(C)	5.750	11-01-24	1,416,000	1,431,958
HCA, Inc.	5.250	04-15-25	1,000,000	1,102,757
HCA, Inc.	5.500	06-15-47	1,760,000	1,900,413

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST 5

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
MEDNAX, Inc. (A)(B)(C)	5.250	12-01-23	1,575,000	$1,572,275
Select Medical Corp.	6.375	06-01-21	1,500,000	1,501,875
Team Health Holdings, Inc. (A)(B)(C)	6.375	02-01-25	1,240,000	1,010,600
Tenet Healthcare Corp. (B)(C)	6.750	06-15-23	1,110,000	1,141,913
Pharmaceuticals 2.6%
Bausch Health Americas, Inc. (A)	8.500	01-31-27	507,000	558,384
Bausch Health Companies, Inc. (A)(B)(C)	7.000	01-15-28	900,000	927,000
Catalent Pharma Solutions, Inc. (A)	5.000	07-15-27	385,000	395,588
Endo Finance LLC (A)(B)(C)	5.375	01-15-23	932,000	591,820
Mallinckrodt International Finance SA (A)(B)(C)	5.500	04-15-25	865,000	499,538
Teva Pharmaceutical Finance Netherlands III BV (B)(C)	6.000	04-15-24	520,000	480,454
Teva Pharmaceutical Finance Netherlands III BV (B)(C)	6.750	03-01-28	700,000	626,500
Industrials 9.3%				14,731,247

Aerospace and defense 0.8%
TransDigm, Inc. (A)	6.250	03-15-26	1,185,000	1,242,769
Air freight and logistics 0.9%
Mexico City Airport Trust (A)	5.500	10-31-46	1,535,000	1,524,255
Airlines 1.4%
Air Canada 2017-1 Class AA Pass Through Trust (A)	3.300	07-15-31	948,800	960,262
Virgin Australia Holdings, Ltd. (A)	8.500	11-15-19	1,250,000	1,262,500
Building products 0.8%
Standard Industries, Inc. (A)	5.375	11-15-24	1,220,000	1,250,488
Commercial services and supplies 2.1%
Cimpress NV (A)	7.000	06-15-26	1,300,000	1,303,250
Clean Harbors, Inc. (A)	4.875	07-15-27	380,000	391,826
Clean Harbors, Inc. (A)	5.125	07-15-29	240,000	252,972
LSC Communications, Inc. (A)(B)(C)	8.750	10-15-23	1,750,000	1,334,375
Construction and engineering 0.9%
AECOM	5.125	03-15-27	850,000	890,375
HC2 Holdings, Inc. (A)	11.500	12-01-21	615,000	535,050
Machinery 0.5%
Stevens Holding Company, Inc. (A)(B)(C)	6.125	10-01-26	775,000	821,500
Road and rail 0.9%
Uber Technologies, Inc. (A)	8.000	11-01-26	1,350,000	1,427,625
Trading companies and distributors 1.0%
United Rentals North America, Inc. (B)(C)	5.500	07-15-25	1,475,000	1,534,000
Information technology 8.0%				12,719,894

Communications equipment 0.9%
CommScope, Inc. (A)(B)(C)	6.000	03-01-26	632,000	638,920
CommScope, Inc. (A)(B)(C)	8.250	03-01-27	800,000	788,000
Electronic equipment, instruments and components 0.7%
TTM Technologies, Inc. (A)(B)(C)	5.625	10-01-25	1,200,000	1,170,000
IT services 0.5%
Sixsigma Networks Mexico SA de CV (A)	7.500	05-02-25	725,000	698,574
Semiconductors and semiconductor equipment 1.4%
Advanced Micro Devices, Inc. (B)(C)	7.000	07-01-24	1,110,000	1,157,175
Micron Technology, Inc.	5.327	02-06-29	1,000,000	1,063,874
Software 0.3%
Ascend Learning LLC (A)	6.875	08-01-25	469,000	486,001

6 JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals 4.2%
Dell International LLC (A)(B)(C)	6.020	06-15-26	1,450,000	$1,602,306
Dell International LLC (A)(C)	8.350	07-15-46	600,000	764,512
Lexmark International, Inc. (B)(C)	7.125	03-15-20	850,000	833,000
Seagate HDD Cayman (B)(C)	4.750	06-01-23	715,000	741,444
Seagate HDD Cayman (B)(C)	4.875	06-01-27	1,090,000	1,094,971
Seagate HDD Cayman (B)(C)	5.750	12-01-34	1,700,000	1,681,117
Materials 12.6%				19,990,858

Chemicals 3.4%
Ashland LLC	6.875	05-15-43	845,000	918,938
Braskem Finance, Ltd.	6.450	02-03-24	700,000	777,490
Braskem Netherlands Finance BV (A)(B)(C)	3.500	01-10-23	1,105,000	1,108,039
Braskem Netherlands Finance BV (A)	4.500	01-10-28	490,000	494,753
Mexichem SAB de CV (A)	5.500	01-15-48	835,000	839,175
The Chemours Company (B)(C)	6.625	05-15-23	1,240,000	1,245,431
Containers and packaging 1.1%
ARD Finance SA (7.125% Cash or 7.875% PIK)	7.125	09-15-23	500,000	515,000
Ardagh Packaging Finance PLC (A)(B)(C)	6.000	02-15-25	1,185,000	1,223,513
Metals and mining 7.2%
AngloGold Ashanti Holdings PLC	5.375	04-15-20	675,000	686,176
Corp. Nacional del Cobre de Chile (A)	4.250	07-17-42	310,000	325,674
Corp. Nacional del Cobre de Chile (A)	4.875	11-04-44	2,345,000	2,686,055
First Quantum Minerals, Ltd. (A)(B)(C)	7.250	05-15-22	875,000	879,375
First Quantum Minerals, Ltd. (A)(B)(C)	7.500	04-01-25	2,500,000	2,446,875
Freeport-McMoRan, Inc.	5.450	03-15-43	1,500,000	1,388,760
Freeport-McMoRan, Inc. (B)(C)	6.875	02-15-23	840,000	884,100
MMC Norilsk Nickel OJSC (A)	5.550	10-28-20	750,000	773,614
Vale Overseas, Ltd. (B)(C)	6.250	08-10-26	1,165,000	1,311,790
Paper and forest products 0.9%
Norbord, Inc. (A)	5.750	07-15-27	700,000	707,000
Norbord, Inc. (A)	6.250	04-15-23	735,000	779,100
Real estate 0.9%				1,421,388

Equity real estate investment trusts 0.5%
Iron Mountain, Inc. (A)	5.250	03-15-28	815,000	819,075
Real estate management and development 0.4%
Williams Scotsman International, Inc. (A)	7.875	12-15-22	575,000	602,313
Utilities 7.6%				11,983,649

Electric utilities 5.1%
ABY Transmision Sur SA (A)	6.875	04-30-43	1,997,520	2,397,024
Empresa Electrica Angamos SA (A)	4.875	05-25-29	869,500	912,923
Instituto Costarricense de Electricidad (A)	6.375	05-15-43	1,595,000	1,339,816
Israel Electric Corp., Ltd. (A)(C)	4.250	08-14-28	2,320,000	2,427,780
Vistra Operations Company LLC (A)(B)(C)	5.500	09-01-26	900,000	940,500
Gas utilities 1.3%
AmeriGas Partners LP (B)(C)	5.625	05-20-24	900,000	955,125
AmeriGas Partners LP	5.750	05-20-27	1,000,000	1,050,000
Independent power and renewable electricity producers 1.2%
Clearway Energy Operating LLC	5.375	08-15-24	1,290,000	1,320,767
NRG Energy, Inc.	6.625	01-15-27	600,000	639,714

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST 7

	Rate (%)	Maturity date		Par value^	Value
Convertible bonds 0.8% (0.6% of Total investments) (Cost $1,524,639)					$1,285,832
Communication services 0.8%					1,285,832

Entertainment 0.3%
DHX Media, Ltd. (A)	5.875	09-30-24	CAD	999,000	529,853
Media 0.5%
DISH Network Corp.	3.375	08-15-26		825,000	755,979
Capital preferred securities (G) 0.5% (0.3% of Total investments) (Cost $688,569)					$752,625
Financials 0.5%					752,625

Banks 0.5%
Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) (C)(D)(H)	5.570	09-03-19		750,000	752,625
Term loans (I) 6.4% (4.1% of Total investments) (Cost $10,340,224)					$10,119,278
Communication services 0.8%					1,352,384

Interactive media and services 0.5%
Ancestry.com Operations, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.490	10-19-23		859,533	857,384
Media 0.3%
Hoya Midco LLC, 1st Lien (J)	TBD	06-30-24		500,000	495,000
Consumer discretionary 0.8%					1,203,199

Auto components 0.8%
American Tire Distributors, Inc., 2015 Term Loan (1 month LIBOR + 7.500%)	9.734	09-02-24		1,183,370	1,077,612
American Tire Distributors, Inc., PIK, Exit FILO Term Loan (3 month LIBOR + 6.000%)	8.522	09-01-23		126,952	125,587
Energy 0.1%					92,138

Oil, gas and consumable fuels 0.1%
Citgo Holding, Inc., 2019 Term Loan B (J)	TBD	07-24-23		91,000	92,138
Financials 2.0%					3,233,031

Capital markets 0.7%
Jane Street Group LLC, 2018 Term Loan B (1 month LIBOR + 3.000%)	5.234	08-25-22		1,196,985	1,189,504
Diversified financial services 1.3%
Allied Universal Holdco LLC, 2019 Term Loan B (3 month LIBOR + 4.250%)	6.507	07-10-26		799,820	801,108
Refinitiv US Holdings, Inc., 2018 USD Term Loan (1 month LIBOR + 3.750%)	5.984	10-01-25		1,243,750	1,242,419
Health care 0.3%					501,095

Health care technology 0.3%
VVC Holding Corp., 2019 Term Loan B (J)	TBD	02-11-26		500,000	501,095
Industrials 0.0%					0

Airlines 0.0%
Global Aviation Holdings, Inc., PIK, 2nd Lien Term Loan (E)(F)	0.000	07-13-20		51,038	0
Global Aviation Holdings, Inc., PIK, 3rd Lien Term Loan (E)(F)	0.000	03-13-20		514,063	0
Information technology 0.3%					449,913

Electronic equipment, instruments and components 0.3%
Dell International LLC, 2017 Term Loan B (J)	TBD	09-07-23		448,858	449,913

8 JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials 1.3%				$1,997,300

Containers and packaging 1.3%
Berry Global Inc., USD Term Loan U (3 month LIBOR + 2.500%)	4.902	07-01-26	2,000,000	1,997,300
Real estate 0.8%				1,290,218

Equity real estate investment trusts 0.8%
iStar, Inc., 2016 Term Loan B (1 month LIBOR + 2.750%)	5.088	06-28-23	1,287,000	1,290,218
Collateralized mortgage obligations 0.9% (0.6% of Total investments) (Cost $1,090,108)				$1,484,800
Commercial and residential 0.8%				1,347,764

HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	3,243,236	54,959
Series 2007-4, Class ES IO	0.350	07-19-47	3,220,604	53,511
Series 2007-6, Class ES IO (A)	0.343	08-19-37	2,826,396	40,317
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	0.953	10-25-36	4,656,834	250,719
MSCG Trust
Series 2016-SNR, Class D (A)	6.550	11-15-34	926,500	948,258
U.S. Government Agency 0.1%				137,036

Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO	1.298	12-25-21	3,147,196	78,629
Government National Mortgage Association
Series 2012-114, Class IO	0.767	01-16-53	1,281,301	58,407
Asset backed securities 0.6% (0.4% of Total investments) (Cost $916,399)				$934,524
Asset backed securities 0.6%				934,524

Coinstar Funding LLC
Series 2017-1A, Class A2 (A)	5.216	04-25-47	146,625	149,679
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	18,628	10,814
Driven Brands Funding LLC
Series 2015-1A, Class A2 (A)	5.216	07-20-45	750,750	774,031

			Shares	Value
Common stocks 0.0% (0.0% of Total investments) (Cost $595,080)				$1,061
Communication services 0.0%
Media 0.0%
Vertis Holdings, Inc. (F)(K)			34,014	0
Industrials 0.0%
Airlines 0.0%
Global Aviation Holdings, Inc., Class A (F)(K)			82,159	0
Information technology 0.0%
Software 0.0%
Avaya Holdings Corp. (B)(C)(K)			90	1,061
Preferred securities (L) 1.9% (1.2% of Total investments) (Cost $3,055,902)				$3,046,817
Energy 0.1%				183,566

Energy equipment and services 0.1%
Nabors Industries, Ltd., 6.000%			7,950	183,566

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST 9

			Shares	Value
Financials 0.7%				$1,104,748

Banks 0.7%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 8.303% (H)			41,910	1,104,748
Utilities 1.1%				1,758,503

Multi-utilities 0.7%
Dominion Energy, Inc., 7.250%			5,350	537,622
DTE Energy Company, 6.500%			11,745	655,371
Water utilities 0.4%
Aqua America, Inc., 6.000%			9,890	565,510
Warrants 0.0% (0.0% of Total investments) (Cost $0)				$16,312
Avaya Holdings Corp. (Expiration Date: 12-15-22; Strike Price: $25.55) (K)			20,390	16,312

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 4.3% (2.8% of Total investments) (Cost $6,750,000)				$6,750,000
U.S. Government Agency 2.7%				4,274,000

Federal Agricultural Mortgage Corp. Discount Note	2.150	08-01-19	1,520,000	1,520,000
Federal Home Loan Bank Discount Note	2.150	08-01-19	2,754,000	2,754,000

			Par value^	Value
Repurchase agreement 1.6%				2,476,000

Repurchase Agreement with State Street Corp. dated 7-31-19 at 1.300% to be repurchased at $2,476,089 on 8-1-19, collateralized by $2,505,000 U.S. Treasury Notes, 2.500% due 12-31-20 (valued at $2,529,536, including interest)			2,476,000	2,476,000
Total investments (Cost $242,722,559) 155.0%				$245,751,334
Other assets and liabilities, net (55.0%)				(87,252,407)
Total net assets 100.0%				$158,498,927

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated. ^All par values are denominated in U.S. dollars unless otherwise indicated.

Currency Abbreviations

CAD	Canadian Dollar
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $114,067,018 or 72.0% of the fund’s net assets as of 7-31-19.
(B)	All or a portion of this security is on loan as of 7-31-19, and is a component of the fund’s leverage under the Liquidity Agreement.
(C)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 7-31-19 was $88,166,932. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $72,311,686.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Non-income producing - Issuer is in default.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(G)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

10 JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(J)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(K)	Non-income producing security.
(L)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The fund had the following country composition as a percentage of total investments on 7-31-19:

United States	65.4%
Mexico	4.1%
Canada	3.3%
Netherlands	3.1%
France	3.0%
Brazil	2.9%
Luxembourg	2.6%
United Kingdom	2.6%
Chile	2.0%
Cayman Islands	1.4%
Other countries	9.6%
TOTAL	100.0%

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST 11

DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
MXN	66,540,000	USD	3,369,369	GSI	9/18/2019	$75,939	—
USD	557,141	CAD	751,000	TD	9/18/2019	—	$(12,404)
USD	5,849,486	MXN	117,384,056	GSI	9/18/2019	—	(228,425)
USD	1,551,418	MXN	30,370,000	SSB	9/18/2019	—	(21,080)
USD	1,005,760	PEN	3,405,000	SSB	10/30/2019	—	(20,892)
						$75,939	$(282,801)

Derivatives Currency Abbreviations

CAD	Canadian Dollar
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
USD	U.S. Dollar

Derivatives Abbreviations

GSI	Goldman Sachs International
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
TD	The Toronto-Donimion Bank

12 JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of July 31, 2019, by major security category or type:

			Level 2	Level 3
	Total	Level 1	significant	significant
	value at	quoted	observable	unobservable
	7-31-19	price	inputs	inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$6,464,973	—	$6,464,973	—
Foreign government obligations	1,309,907	—	1,309,907	—
Corporate bonds	213,585,205	—	213,585,205	—
Convertible bonds	1,285,832	—	1,285,832	—
Capital preferred securities	752,625	—	752,625	—
Term loans	10,119,278	—	10,119,278	—
Collateralized mortgage obligations	1,484,800	—	1,484,800	—
Asset backed securities	934,524	—	934,524	—
Common stocks	1,061	$1,061	—	—
Preferred securities	3,046,817	3,046,817	—	—
Warrants	16,312	16,312	—	—
Short-term investments	6,750,000	—	6,750,000	—
Total investments in securities	$245,751,334	$3,064,190	$242,687,144	—
Derivatives:
Assets
Forward foreign currency contracts	$75,939	—	$75,939	—
Liabilities
Forward foreign currency contracts	(282,801)	—	(282,801)	—

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.

13

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Computershare
P.O. Box 30170
College Station, TX 77842-3170

Phone	Customer service representatives	800-852-0218
	Portfolio commentary	800-344-7054
	24-hour automated information	800-843-0090
	TDD line	800-231-5469

	P5Q3	07/19
This report is for the information of the shareholders of John Hancock Investors Trust.		9/19